Vanguard Municipal Bond Funds
Prospectus
February 26, 1999
A Group of Federal Tax-Exempt Mutual Funds

Contents

 1 Fund Profiles
   1 Vanguard Tax-Exempt Money Market Fund
   4 Vanguard Short-Term Tax-Exempt Fund
   6 Vanguard Limited-Term Tax-Exempt Fund
   8 Vanguard Intermediate-Term Tax-Exempt Fund
  10 Vanguard Long-Term Tax-Exempt Fund
  12 Vanguard Insured Long-Term Tax-Exempt Fund
  14 Vanguard High-Yield Tax-Exempt Fund

16 An Introduction to Tax-Exempt Investing

17 More on the Funds
   17 Additional Risk Information
   19 A Note About Insurance
   20 Costs and Market-Timing
   20 Turnover Rate
   20 Other Investment Policies and Risks

21 The Funds and Vanguard

21 Investment Adviser

22 Year 2000 Challenge

22 Dividends, Capital Gains, and Taxes

23 Share Price

24 Financial Highlights

28 Investing with Vanguard

28 Services and Account Features

29 Types of Accounts

29 Buying Shares

31 Redeeming Shares

35 Transferring Registration

35 Fund and Account Updates

Glossary (inside back cover)

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the objective, risks, and strategies of each of the Vanguard Municipal Bond Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Fund, if any, is the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   This prospectus provides information about the seven Vanguard Municipal Bond Funds. Below you'll find profiles that summarize key features of each Fund. Additional information concerning the Funds, including an Introduction to Tax-Exempt Investing, appears following the profiles.

Fund Profile--Vanguard Tax-Exempt Money Market Fund

The following profile summarizes key features of Vanguard Tax-Exempt Money Market Fund.

INVESTMENT OBJECTIVE

The Fund is a municipal bond fund that seeks to provide a high level of tax-exempt current income, while maintaining a stable net asset value of $1 per share.

INVESTMENT STRATEGIES

The Fund invests in a variety of high-quality, short-term municipal securities. The Fund seeks to provide a stable net asset value of $1 per share by investing in securities with maturities of 397 days or less, and by maintaining an average maturity of 90 days or less. To be considered high quality, a security is generally rated in one of the two highest credit ratings categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit ratings categories. For more information on credit quality, see "Additional Risk Information" under More on the Funds.

PRIMARY RISKS

The Fund is subject to income risk, which is the chance that falling interest rates will cause the Fund's income--and thus its total return--to decline. Income risk is generally high for short-term securities. The Fund is also subject to:

o Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

   An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------
6.31%   5.82%   4.57%   3.01%   2.41%   2.75%   3.75%   2.38%   3.54%   3.34%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
--------------------------------------------------------------------------------

2

   During the period shown in the bar chart, the highest return for a calendar quarter was 1.64% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.55% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Vanguard Tax-Exempt Money Market Fund            3.34%     3.35%     3.88%
Lipper Tax-Exempt Money Market Average           2.92      2.92      3.46
--------------------------------------------------------------------------------

   If you would like to know the current seven-day yield for the Fund, please call Vanguard's Investor Information Department at 1-800-662-7447 (SHIP).

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                              None
     Sales Charge (Load) Imposed on Reinvested Dividends:                   None
     Redemption Fees:                                                       None
     Exchange Fees:                                                         None

     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                                  0.16%
     12b-1 Distribution Fees:                                               None
     Other Expenses:                                                       0.04%
        Total Annual Fund Operating Expenses:                              0.20%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
           1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
            $20               $64              $113              $255
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

                                                                               3
Additional Information


Dividends
Declared daily and paid on the first business day of each month

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since 1981

Inception Date
June 10, 1980

Net Assets as of October 31, 1998
$6.246 billion

Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation*
VangMB

Vanguard Fund Number
045

Cusip Number
922907506

Ticker Symbol
VMSXX

*Money market funds are listed separately from other newspaper mutual fund listings.

4

Fund Profile--Vanguard Short-Term Tax-Exempt Fund

The following profile summarizes key features of Vanguard Short-Term Tax-Exempt Fund.

INVESTMENT OBJECTIVE

The Fund is a municipal bond fund that seeks to provide a high level of tax-exempt current income with a modest amount of share-price fluctuation.

INVESTMENT STRATEGIES

The Fund holds securities with maturities of five years or less and is expected to maintain a dollar-weighted average maturity of one to two years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit ratings categories (Aaa, Aa, and A for Moody's Investors Service, Inc., or AAA, AA, and A for Standard & Poor's Corporation). No more than 20% of the Fund's assets may be invested in bonds rated Baa (by Moody's) or BBB (by Standard & Poor's). The remaining 5% may be invested in securities with lower credit ratings or that are unrated. For more information on credit quality, see "Additional Risk Information" under More on the Funds.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:


o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bonds.


o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term bonds.

o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally low for shorter-term bonds.

o Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------
7.08%   6.57%   7.20%   4.71%   3.82%   1.70%   5.92%   3.69%   4.07%   4.32%
1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 2.69% (quarter ended June 30, 1989) and the lowest return for a quarter was -0.07% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                               1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Vanguard Short-Term Tax-Exempt Fund             4.32%     3.93%      4.89%
Lehman 3 Year Municipal Bond Index              5.20      4.90       6.23
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

   Shareholder Fees (fees paid directly from your investment)
   Sales Charge (Load) Imposed on Purchases:                              None
   Sales Charge (Load) Imposed on Reinvested Dividends:                   None
   Redemption Fees:                                                       None
   Exchange Fees:                                                         None
   Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
   Management Expenses:                                                  0.15%
   12b-1 Distribution Fees:                                               None
   Other Expenses:                                                       0.05%
      Total Annual Fund Operating Expenses:                              0.20%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
           1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
             $20               $64              $113              $255
--------------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since 1981

Inception Date
September 1, 1977

Net Assets as of October 31, 1998
$1.654 billion

Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation
MuSht

Vanguard Fund Number
041

Cusip Number
922907100

Ticker Symbol
VWSTX

6

Fund Profile--Vanguard Limited-Term Tax-Exempt Fund

The following profile summarizes key features of Vanguard Limited-Term Tax-Exempt Fund.

INVESTMENT OBJECTIVE

The Fund is a municipal bond fund that seeks to provide a higher level of tax-exempt current income than shorter-term bonds, but with less share-price fluctuation than longer-term bonds.

INVESTMENT STRATEGIES

The Fund holds securities with maturities of up to ten years and is expected to maintain a dollar-weighted average maturity of two to five years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit ratings categories (Aaa, Aa, and A for Moody's Investors Service, Inc., or AAA, AA, and A for Standard & Poor's Corporation). No more than 20% of the Fund's assets may be invested in bonds rated Baa (by Moody's) or BBB (by Standard & Poor's). The remaining 5% may be invested in securities with lower credit ratings or that are unrated. For more information on credit quality, see "Additional Risk Information" under More on the Funds.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for limited-term bonds.

o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be low to moderate for limited-term bonds.

o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally low to moderate for limited-term bonds.

o Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------
8.07%   7.04%    9.48%   6.39%   6.31%   0.07%   8.57%   4.08%   5.10%   5.12%
1989    1990     1991    1992    1993    1994    1995    1996    1997    1998
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 3.35% (quarter ended June 30, 1989) and the lowest return for a quarter was -1.17% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                1 Year    5 Years  10 Years
--------------------------------------------------------------------------------

Vanguard Limited-Term Tax-Exempt Fund            5.12%    4.55%      5.99%
Lehman 3 Year Municipal Bond Index               5.20     4.90       6.23
--------------------------------------------------------------------------------

FEES AND EXPENSES


The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                              None
     Sales Charge (Load) Imposed on Reinvested Dividends:                   None
     Redemption Fees:                                                       None
     Exchange Fees:                                                         None

     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                                  0.17%
     12b-1 Distribution Fees:                                               None
     Other Expenses:                                                       0.04%
        Total Annual Fund Operating Expenses:                              0.21%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

      --------------------------------------------------------------------------
                1 Year            3 Years           5 Years          10 Years
      --------------------------------------------------------------------------
                  $22               $68              $118              $268
      --------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
August 31, 1987

Net Assets as of October 31, 1998
$2.34 billion

Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation
MuLtd

Vanguard Fund Number
031

Cusip Number
922907704

Ticker Symbol
VMLTX

8

Fund Profile--Vanguard Intermediate-Term Tax-Exempt Fund

The following profile summarizes key features of Vanguard Intermediate-Term Tax-Exempt Fund.

INVESTMENT OBJECTIVE

The Fund is a municipal bond fund that seeks to provide a higher level of tax-exempt current income than shorter-term or limited-term bonds, but with less share-price fluctuation than longer-term bonds.

INVESTMENT STRATEGIES

The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 7 to 12 years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit ratings categories (Aaa, Aa, and A for Moody's Investors Service, Inc., or AAA, AA, and A for Standard & Poor's Corporation). No more than 20% of the Fund's assets may be invested in bonds rated Baa (by Moody's) or BBB (by Standard & Poor's). The remaining 5% may be invested in securities with lower credit ratings or that are unrated. For more information on credit quality, see "Additional Risk Information" under More on the Funds.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be moderate for intermediate-term bonds.

o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bonds.

o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally moderate for intermediate-term bonds.

o Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------
10.00%  7.20%   12.16%   8.85%   11.55%   -2.12%   13.65%   4.20%  7.08%  5.76%
1989    1990    1991     1992    1993      1994    1995     1996   1997   1998
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 5.26% (quarter ended March 31, 1995) and the lowest return for a quarter was -3.21% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Vanguard Intermediate-Term Tax-Exempt Fund       5.76%    5.59%      7.74%
Lehman 7 Year Municipal Bond Index               6.22     5.78       7.61
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                              None
     Sales Charge (Load) Imposed on Reinvested Dividends:                   None
     Redemption Fees:                                                       None
     Exchange Fees:                                                         None

     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                                  0.17%
     12b-1 Distribution Fees:                                               None
     Other Expenses:                                                       0.04%
        Total Annual Fund Operating Expenses:                              0.21%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

      --------------------------------------------------------------------------
                1 Year            3 Years           5 Years          10 Years
      --------------------------------------------------------------------------
                  $22               $68              $118              $268
      --------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since 1981

Inception Date
September 1, 1977

Net Assets as of October 31, 1998
$7.773 billion

Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation
MuInt

Vanguard Fund Number
042

Cusip Number
922907209

Ticker Symbol
VWITX

10


Fund Profile--Vanguard Long-Term Tax-Exempt Fund

The following profile summarizes key features of Vanguard Long-Term Tax-Exempt Fund.

INVESTMENT OBJECTIVE

The Fund is a municipal bond fund that seeks to provide a high and sustainable level of tax-exempt current income.

INVESTMENT STRATEGIES

The Fund has no limitations on the maturity of individual securities, but is expected to maintain a dollar-weighted average maturity of 15 to 25 years. At least 75% of the securities held by the Fund are municipal bonds in the top three credit ratings categories (Aaa, Aa, and A for Moody's Investors Service, Inc., or AAA, AA, and A for Standard & Poor's Corporation). No more than 20% of the Fund's assets may be invested in bonds rated Baa (by Moody's) or BBB (by Standard & Poor's). The remaining 5% may be invested in securities with lower credit ratings or that are unrated. For more information on credit quality, see "Additional Risk Information" under More on the Funds.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be high for longer-term bonds.

o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally high for long-term bonds.

o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.

o Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.

o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------
11.54%   6.82%   13.50%   9.30%   13.45%   -5.75%   18.72%   4.41%  9.29%  6.02%
1989     1990    1991     1992    1993      1994    1995     1996   1997   1998
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 7.60% (quarter ended March 31, 1995) and the lowest return for a quarter was -5.99% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Vanguard Long-Term Tax-Exempt Fund              6.02%      6.24%     8.54%
Lehman Municipal Bond Index                     6.48       6.23      8.22
--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.

     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                              None
     Sales Charge (Load) Imposed on Reinvested Dividends:                   None
     Redemption Fees:                                                       None
     Exchange Fees:                                                         None

     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                                  0.17%
     12b-1 Distribution Fees:                                               None
     Other Expenses:                                                       0.04%
        Total Annual Fund Operating Expenses:                              0.21%

   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

      --------------------------------------------------------------------------
                1 Year            3 Years           5 Years          10 Years
      --------------------------------------------------------------------------
                  $22               $68              $118              $268
      --------------------------------------------------------------------------

   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since 1981

Inception Date
September 1, 1977

Net Assets as of October 31, 1998
$1.509 billion

Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation
MuLong

Vanguard Fund Number
043

Cusip Number
922907308

Ticker Symbol
VWLTX

12

Fund Profile--Vanguard Insured Long-Term Tax-Exempt Fund


The following profile summarizes key features of Vanguard Insured Long-Term Tax-Exempt Fund.


INVESTMENT OBJECTIVE

The Fund is a municipal bond fund that seeks to provide a high and sustainable level of tax-exempt current income.


INVESTMENT STRATEGIES

The Fund invests at least 80% of its assets in high-quality municipal bonds that are covered by insurance guaranteeing the timely payment of principal and interest. (This insurance applies only to the bonds in the Fund and not to the Fund's share price or your investment in the Fund.) Although the Fund has no limitations on the maturity of individual securities, its dollar-weighted average maturity is expected to be between 15 and 25 years. For more information about insurance, see "A Note About Insurance" under More on the Funds.


PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be high for longer-term bonds.

o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally high for long-term bonds.


o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bonds.


o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------
10.60%   7.04%  12.49%   9.17%   13.09%   -5.58%   18.60%   4.02%   8.65%  6.13%
1989     1990   1991     1992    1993     1994     1995     1996    1997   1998
--------------------------------------------------------------------------------

   During the period shown in the bar chart, the highest return for a calendar quarter was 7.94% (quarter ended March 31, 1995) and the lowest return for a quarter was -6.03% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                                1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Vanguard Insured Long-Term Tax-Exempt Fund       6.13%    6.08%      8.24%
Lehman Municipal Bond Index                      6.48     6.23       8.22
--------------------------------------------------------------------------------


FEES AND EXPENSES


The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.


     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                              None
     Sales Charge (Load) Imposed on Reinvested Dividends:                   None
     Redemption Fees:                                                       None
     Exchange Fees:                                                         None


     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                                  0.17%
     12b-1 Distribution Fees:                                               None
     Other Expenses:                                                       0.03%
        Total Annual Fund Operating Expenses:                              0.20%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      --------------------------------------------------------------------------
                1 Year            3 Years           5 Years          10 Years
      --------------------------------------------------------------------------
                  $20               $64              $113              $255
      --------------------------------------------------------------------------


   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since inception

Inception Date
September 30, 1984


Net Assets as of October 31, 1998
$2.235 billion


Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation
MuInlg

Vanguard Fund Number
058

Cusip Number
922907605

Ticker Symbol
VILPX

14

Fund Profile--Vanguard High-Yield Tax-Exempt Fund


The following profile summarizes key features of Vanguard High-Yield Tax-Exempt Fund.


INVESTMENT OBJECTIVE

The Fund is a municipal bond fund that seeks to provide a very high level of tax-exempt current income.

INVESTMENT STRATEGIES

The Fund invests at least 80% of its assets in longer-term, investment-grade municipal bonds, which are securities with ratings of Baa or higher, and up to 20% in bonds that are rated less than Baa or are unrated. For more information on credit quality, see "Additional Risk Information" under More on the Funds.

PRIMARY RISKS

The Fund is subject to several risks, any of which could cause an investor to lose money. These include:

o Interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be high for longer-term bonds.

o Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains. Call risk is generally high for high-yield bonds.

o Credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be moderate for the Fund.


o Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for longer-term bonds.


o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                              Annual Total Returns
--------------------------------------------------------------------------------
11.07%   5.92%   14.75%   9.88%   12.66%  -5.06%  18.13%  4.46%  9.24%  6.45%
1989     1990    1991     1992    1993     1994   1995    1996   1997   1998
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.83% (quarter ended March 31, 1995) and the lowest return for a quarter was -5.11% (quarter ended March 31, 1994).

--------------------------------------------------------------------------------
         Average Annual Total Returns for Years Ended December 31, 1998
--------------------------------------------------------------------------------
                                               1 Year    5 Years  10 Years
--------------------------------------------------------------------------------
Vanguard High-Yield Tax-Exempt Fund              6.45%    6.38%      8.57%
Lehman Municipal Bond Index                      6.48     6.23       8.22
--------------------------------------------------------------------------------


FEES AND EXPENSES


The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended October 31, 1998.


     Shareholder Fees (fees paid directly from your investment)
     Sales Charge (Load) Imposed on Purchases:                              None
     Sales Charge (Load) Imposed on Reinvested Dividends:                   None
     Redemption Fees:                                                       None
     Exchange Fees:                                                         None

     Annual Fund Operating Expenses (expenses deducted from the Fund's assets)
     Management Expenses:                                                  0.16%
     12b-1 Distribution Fees:                                               None
     Other Expenses:                                                       0.04%
        Total Annual Fund Operating Expenses:                              0.20%


   The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


      --------------------------------------------------------------------------
                1 Year            3 Years           5 Years          10 Years
      --------------------------------------------------------------------------
                 $20               $64              $113              $255
      --------------------------------------------------------------------------


   This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information

Dividends and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually in December

Investment Adviser
Vanguard Fixed Income Group, Valley Forge, Pa., since 1981

Inception Date
December 27, 1978


Net Assets as of October 31, 1998
$2.704 billion


Suitable for IRAs
No

Minimum Initial Investment
$3,000; $1,000 for custodial accounts for minors

Newspaper Abbreviation
MuHY

Vanguard Fund Number
044

Cusip Number
922907407

Ticker Symbol
VWAHX

16

An Introduction to Tax-Exempt Investing


What are municipal bond funds?


Municipal bond funds invest in interest-bearing securities issued by state and local governments to support their financial needs or to finance public projects. A municipal bond--like a bond issued by a corporation or the U.S. government--obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date.


   Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds--and municipal bond funds--can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

Taxable versus tax-exempt funds

Because the yields on municipal bond funds and other tax-exempt funds are usually lower than those on taxable bond funds, you may not always profit from a tax-exempt investment. To determine whether a tax-exempt fund is more suitable for you than a taxable fund, see page 17 for a "Plain Talk" on taxable versus tax-exempt investments.

   There is no guarantee that all of a tax-exempt fund's income will remain exempt from federal or state income taxation. Income from municipal bonds purchased by a tax-exempt fund could be declared taxable due to unfavorable changes in tax laws, adverse IRS interpretations, or certain unanticipated conduct of the bond beneficiary.



                                PLAIN TALK ABOUT

                             The Costs of Investing

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.

More on the Funds

The following sections discuss other important features of the Vanguard Municipal Bond Funds, including additional risk information, insurance, costs and market-timing, turnover rate, and other investment policies and risks.

Additional Risk Information


Vanguard Fixed Income Group, adviser to the Funds, uses a "top down" investment management approach. The adviser sets, and continually adjusts, a duration target for each Fund based upon expectations about the direction of interest rates and other economic factors. The adviser then buys and sells securities to achieve the greatest relative value within each Fund's targeted duration. As a matter of fundamental policy, each Fund will invest at least 80% of its net assets in tax-exempt securities under normal market conditions.


   Each of the Funds invests in municipal bonds that, depending on their maturity and quality, provide varying amounts of tax-exempt income. Each Fund is therefore subject to certain risks.

      Each Fund is subject to income risk, which is the chance that a Fund's dividends (income)--and thus its total return--will decline due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds.

   Changes in interest rates will affect bond prices as well as bond income.

      Six of the seven Funds (the Tax-Exempt Money Market Fund is the exception) are subject to interest rate risk, which is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.

   In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

   Because each Fund (except the Tax-Exempt Money Market Fund) invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of each Fund's assets. To illustrate how much of an impact, the table on the next page shows the effect of a 2% change (both up and down) in interest rates on three bonds with a face value of $1,000; each has a different maturity.


                                PLAIN TALK ABOUT

                                 Taxable Versus
                             Tax-Exempt Investments

You may not always profit from a tax-exempt investment; some taxable investments could serve you better. To determine which is more suitable, figure out the tax-exempt fund's taxable equivalent yield. You do this by dividing the fund's tax-exempt yield by the total of 100% minus your tax bracket. For example, if you are in the 28% federal tax bracket, and can earn a tax-exempt yield of 5%, the taxable equivalent yield would be 6.94% (5.0% divided by 72% [100% - 28%]). In this example, you would choose the tax-exempt fund if its taxable equivalent yield of 6.94% were greater than the yield of a similar, though taxable, investment.

                                PLAIN TALK ABOUT

                            Bonds and Interest Rates


As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

18

                                PLAIN TALK ABOUT

                                 Bond Maturities

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short term) to 30 years (long term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

                                PLAIN TALK ABOUT

                                 Callable Bonds

Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, when it is less likely to be called. Another way is to buy bonds with call protection--that is, assurance that a bond will not be called for a specific time period, such as ten years.

                                PLAIN TALK ABOUT

                                 Credit Quality

A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest ratings categories are considered "investment grade."


--------------------------------------------------------------------------------
                     How Interest Rate Changes Affect Bonds*
--------------------------------------------------------------------------------
                                Value of a $1,000 Bond   Value of a $1,000 Bond
                                 After a 2% Increase      After a 2% Decrease
Type of Bond (Maturity)           in Interest Rates        in Interest Rates
--------------------------------------------------------------------------------
Short-Term (2.5 years)                  $956                    $1,046
Intermediate-Term (10 years)             870                     1,156
Long-Term (20 years)                     816                     1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------


   The figures in the table above are for illustration only and should not be regarded as an indication of future returns from the municipal bond market as a whole, or any Fund in particular.

   Falling interest rates can cause other problems for bond fund shareholders.

      Six of the seven Funds (the Tax-Exempt Money Market Fund is the exception) are subject to call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--its high-yielding bond before the bond's maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income--and the potential for taxable capital gains.

   Call risk is low for shorter-term bonds, moderate for intermediate-term bonds, and high for longer-term bonds.

      Each Fund is subject to credit risk, which is the chance that a bond issuer will fail to repay interest and principal in a timely manner.


   Credit risk should be negligible for the Insured Long-Term Tax-Exempt Fund; very low for the Tax-Exempt Money Market Fund; low for the Short-Term, Limited-Term, Intermediate-Term, and Long-Term Tax-Exempt Funds; and moderate for the High-Yield Tax-Exempt Fund. The table on the next page shows the dollar-weighted average credit quality of each Fund's holdings, as rated by Moody's Investors Service, as of October 31, 1998:

--------------------------------------------------------------------------------
Fund                                                            Average Quality
--------------------------------------------------------------------------------
Money Market                                                         MIG-1
Short-Term                                                             Aa1
Limited-Term                                                           Aa1
Intermediate-Term                                                      Aa1
Long-Term                                                              Aa1
Insured Long-Term                                                      Aaa
High-Yield                                                             Aa3
--------------------------------------------------------------------------------

   The Funds try to minimize credit risk by purchasing a wide selection of municipal securities issued by many different state and local governments. As a result, there is less chance that a Fund will be seriously affected by a particular bond issuer's failure to repay either principal or interest.


   Up to 20% of each Fund may be invested in securities that are subject to the alternative minimum tax (AMT).


      The Funds are subject to manager risk, which is the possibility that the adviser will do a poor job of selecting securities.

   To help you distinguish between the Funds and their various risks, a summary table is provided below.


--------------------------------------------------------------------------------
                               Risks of the Funds
--------------------------------------------------------------------------------
                         Income      Interest        Call          Credit
     Fund                 Risk       Rate Risk       Risk           Risk
--------------------------------------------------------------------------------
Money Market              High       Negligible    Negligible      Very Low
Short-Term                High          Low           Low            Low
Limited-Term            Moderate      Moderate        Low            Low
Intermediate-Term       Moderate      Moderate      Moderate         Low
Long-Term                 Low           High          High           Low
Insured Long-Term         Low           High          High         Very Low
High-Yield                Low           High          High         Moderate
--------------------------------------------------------------------------------


A Note About Insurance

At least 80% of the Insured Long-Term Tax-Exempt Fund's assets is invested in municipal bonds whose principal and interest payments are guaranteed by a top-rated private insurance company at the time of purchase. This insurance coverage may take one of several forms:

o A new-issue insurance policy, which is purchased by a bond issuer at the time the security is issued. This insurance is likely to increase the credit rating of the security, as well as its purchase price and resale value.

o A mutual fund insurance policy, which is used to guarantee specific bonds only while held by a mutual fund. For the Insured Long-Term Fund (which has obtained a policy from Financial Guaranty Insurance Company), the annual premiums for the policy may reduce the Fund's current yield.

o A secondary market insurance policy, which is purchased by an investor (such as the Insured Long-Term Tax-Exempt Fund) after a bond has been issued and insures the bond until its maturity date.

   Typically, an insured municipal bond in the Fund will be covered by only one of the three types of policies. For instance, if a bond is covered by a new-issue insurance policy or a secondary market insurance policy, the security will probably not be insured under the Fund's mutual fund insurance policy.

                                PLAIN TALK ABOUT

                             Alternative Minimum Tax

Certain tax-exempt bonds whose proceeds are used to fund private, for-profit organizations are subject to the alternative minimum tax (AMT)--a special tax system that ensures that individuals pay at least some federal taxes. Although AMT bond income is exempt from regular federal income tax, a very limited number of taxpayers who have many tax deductions may have to pay alternative minimum tax on the income from bonds considered "tax-preference items."

20

   The remaining 20% of the Insured Long-Term Tax-Exempt Fund's assets may be invested in municipal securities with a minimum quality rating of A by a Nationally Recognized Statistical Rating Organization (NRSRO) or equivalent rating firm.

Costs and Market-Timing

Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Vanguard Municipal Bond Funds have adopted the following policies, among others, designed to discourage short-term trading:

o Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. This could be because of the timing of the investment or because of a history of excessive trading by the investor.

o There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the Investing with Vanguard section).

0  Each Fund reserves the right to stop offering shares at any time.

   The Vanguard funds do not permit market-timing. Do not invest in these Funds if you are a market-timer.

Turnover Rate

The Funds retain the right to sell securities regardless of how long the securities have been held. Shorter-term bonds will mature, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.

                                PLAIN TALK ABOUT

                                   Derivatives

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.

Other Investment Policies and Risks

Besides investing in high-quality municipal bonds, each Fund may make certain other kinds of investments to achieve its objective.

      The Funds may invest, to a limited extent, in derivatives.

   The Tax-Exempt Money Market Fund may invest in partnership and grant- or trust-type derivatives. Ownership of derivative securities allows the purchaser to receive principal and interest payments on underlying municipal bonds or municipal notes. There are many types of derivatives, including derivatives in which the tax-exempt interest rate is determined by an index, a swap agreement, or some other formula.

   The Tax-Exempt Money Market Fund intends to use derivatives to increase the diversification and maintain the quality of securities held by the Fund. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause the Fund's shareholders to lose money or receive taxable income. However, the Fund will invest in derivatives only when these securities are judged consistent with the Fund's objective of maintaining a stable $1 share price and producing tax-exempt income.

   The Short-Term, Limited-Term, Intermediate-Term, Long-Term, Insured Long-Term, and High-Yield Tax-Exempt Funds may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an

                                                                              21
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT

                                  Cash Reserves

With mutual funds, holding cash reserves--"cash"--does not mean literally that the fund holds a stack of currency. Rather, cash refers to short-term, interest-bearing securities that can easily and quickly be converted to cash. (Most mutual funds keep at least a small percentage of assets in cash to accommodate shareholder redemptions.) While some funds strive to keep cash levels at a minimum and to always remain fully invested in bonds, other bond funds allow investment advisers to hold up to 20% or more of a fund's assets in cash reserves.
--------------------------------------------------------------------------------

immediate and substantial loss (or gain) for a fund. The Funds will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The value of all futures contracts in which a Fund acquires an interest cannot exceed 20% of the Fund's total assets. The reasons for which a Fund may use futures and options are:

o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.

o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

   Except for the Tax-Exempt Money Market Fund, the Funds may, from time to time, take temporary defensive measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, the Funds may not achieve their investment objectives.

   In addition, each Fund may purchase tax-exempt securities on a "when-issued" basis. With "when-issued" securities, a Fund agrees to buy the securities at a certain price, even if the market price of the securities at the time of delivery is higher or lower than the agreed-upon purchase price.

The Funds and Vanguard


Vanguard Municipal Bond Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $440 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


   Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

Investment Adviser


Vanguard Fixed Income Group (the "Group"), P.O. Box 2600, Valley Forge, PA 19482, provides advisory services on an at-cost basis to the Vanguard Municipal Bond Funds. For the fiscal year ended October 31, 1998, the investment advisory expenses for each of the Funds represented an effective annual rate of 0.01% of each Fund's average net assets.


   The Funds have authorized the Group to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. The Funds may direct the Group to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds. When a Fund purchases a newly-issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of their compensation directly to the Funds to offset their management expenses.

                                PLAIN TALK ABOUT

                                Vanguard's Unique
                               Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.

22
                                PLAIN TALK ABOUT

                               The Funds' Adviser


Vanguard Fixed Income Group provides investment advisory services to many Vanguard funds; as of October 31, 1998, the Group managed more than $123 billion in total assets. The individuals responsible for overseeing the Funds' investments are:

   Ian A. MacKinnon, Managing Director of Vanguard; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

   Christopher M. Ryon, CFA, Principal, and (since 1988) Fund Manager of the Intermediate-Term and Long-Term Tax- Exempt Funds; has worked in investment management since 1985; has managed bond funds since 1988; B.S., Villanova University; M.B.A., Drexel University.

   Reid O. Smith, CFA, Principal, and (since June 1996) Fund Manager of the Insured Long-Term and High-Yield Tax-Exempt Funds; has worked in investment management since 1984; has managed bond funds since 1989; B.A., M.B.A., University of Hawaii.

   Pamela Wisehaupt Tynan, Principal, and (since 1988) Fund Manager of the Tax-Exempt Money Market Fund and the Short-Term and Limited-TermTax-Exempt Funds; has worked in investment management since 1982; B.S., Temple University.


Year 2000 Challenge

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

   The Vanguard Group is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during, and after 2000. In July 1998, we completed the renovation and initial testing of our internal systems. Vanguard is diligently working with external partners, suppliers, and vendors, including fund managers and other service providers, to assure that the systems with which we interact remain operational at all times.

   In addition to taking every reasonable step to secure our internal systems and external relationships, Vanguard is further developing contingency plans intended to assure that unexpected systems failures will not adversely affect the Funds' operations. Vanguard intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternate solutions if necessary.

   However, despite Vanguard's efforts and contingency plans, noncompliant computer systems could have a material adverse effect on a Fund's business, operations, or financial condition. Additionally, a Fund's performance could be hurt if a computer-system failure at a company or governmental unit affects the price of securities the Fund owns.

Dividends, Capital Gains, and Taxes


As a shareholder, you are entitled to your share of a Fund's net tax-exempt income (interest less expenses). The Funds' income dividends accrue daily and are distributed monthly. Any capital gains realized from the sale of the Funds' holdings are generally distributed annually, in December.


   You can receive distributions of income or capital gains in cash, or you can have them automatically invested in more shares of a Fund. In either case, distributions of capital gains are taxable to you. It is important to note that distributions of capital gains that are declared in December--if paid to you by the end of January--are taxed as if they had been paid to you in December.


   The income dividends you receive from the Funds are expected to be exempt from federal income taxes. However, these dividends are taken into account in determining the taxable portion of your social security or railroad retirement benefits. Income paid from tax-exempt bonds whose proceeds are used to fund private, for-profit organizations may be subject to the alternative minimum tax.

   If you have chosen to receive dividend and/or capital gains distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, we will change the distribution option so that all dividends and other distributions are automatically invested in additional shares. We will not pay interest on uncashed distribution checks.

   Vanguard will send you a statement each year showing the tax status of all your distributions.

o Any short-term capital gains distributions that you receive are taxable to you as ordinary dividend income for federal income tax purposes.

o Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains, no matter how long you've owned shares in the Fund.

o Although the Funds do not seek to realize capital gains, such gains are realized from time to time as by-products of their ordinary investment activities. Keep in mind, however, that capital gains are not expected to be a significant part of any Fund's investment return.

o If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

o Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.


o Income dividends from interest earned on municipal bonds of a state or its political subdivisions are generally exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal bonds of other states.

   The tax information in this prospectus is provided as general information. (Non-U.S. investors may be subject to U.S. withholding and estate tax.) You should consult your tax adviser about the tax consequences of an investment in the Fund.

   Important Note: By law, the Funds must withhold 31% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

                                PLAIN TALK ABOUT

                                 Distributions

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest that the fund earns from its money market and bond investments. The portion of such dividends that are exempt from federal income tax will be designated as "exempt-interest dividends." Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the fund held the securities for less than or more than one year.


Share Price

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                               Total Assets   -   Liabilities
             Net Asset Value = ------------------------------
                                Number of Shares Outstanding

   Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

   A Note on Pricing: A Fund's investments (with the exception of the Tax-Exempt Money Market Fund, which uses the amortized cost method of valuation) will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

   With the exception of the Tax-Exempt Money Market Fund (which seeks to maintain a stable net asset value of $1 per share), each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations for each Fund, but the most common

24

are MuSht, MuLtd, MuInt, MuLong, MuInlg, and MuHY. Newspapers typically list money market fund yields weekly, separately from other mutual funds. The Tax-Exempt Money Market Fund's abbreviation is VangMB.

                                PLAIN TALK ABOUT
                   How to Read the Financial Highlights Table

This explanation uses the Tax-Exempt Money Market Fund as an example. The Fund began fiscal 1998 with a net asset value (price) of $1 per share. During the year, the Fund earned $.034 per share from investment income (interest and dividends).

   Shareholders received $.034 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income.

   The earnings ($.034 per share) minus the distributions ($.034 per share) resulted in a share price of $1 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 3.44% for the year.

   As of October 31, 1998, the Fund had $6.246 billion in net assets. For the year, its expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its net investment income amounted to 3.37% of its average net assets.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

----------------------------------------------------------------------------------------------
                                          Vanguard Tax-Exempt Money Market Fund
                                                                     Year Ended August 31,
                               Year Ended        Sep. 1 to      ------------------------------
                            Oct. 31, 1998    Oct. 31, 1997        1997    1996    1995    1994
----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period              $ 1.00           $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
----------------------------------------------------------------------------------------------
Investment Operations
  Net Investment Income              .034             .006        .034    .034    .036    .024
  Net Realized and Unrealized
   Gain (Loss) on Investments          --               --          --      --      --      --
----------------------------------------------------------------------------------------------
   Total from Investment
     Operations                      .034             .006        .034    .034    .036    .024
----------------------------------------------------------------------------------------------
Distributions
  Dividends from Net
   Investment Income                (.034)           (.006)      (.034)  (.034)  (.036)  (.024)
  Distributions from Realized
   Capital Gains                       --               --          --      --      --      --
----------------------------------------------------------------------------------------------
   Total Distributions              (.034)           (.006)      (.034)  (.034)  (.036)  (.024)
==============================================================================================
Net Asset Value, End of Period     $ 1.00           $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
==============================================================================================
Total Return                         3.44%            0.59%       3.47%   3.48%   3.63%   2.43%
==============================================================================================
Ratios/Supplemental Data
   Net Assets, End of Period
      (Millions)                   $6,246           $5,380      $5,345  $4,624  $4,166  $4,164
   Ratio of Total Expenses to
      Average Net Assets             0.20%            0.18%*      0.19%   0.20%   0.22%   0.20%
   Ratio of Net Investment
      Income to Average
      Net Assets                     3.37%            3.53%*      3.41%   3.42%   3.56%   2.41%
==============================================================================================

*Annualized.

   From time to time, the Vanguard funds advertise yield and total return figures. Yield is a measure of past dividend income. Total return includes both past dividend income (assuming that it has been reinvested) plus realized and unrealized capital appreciation (or depreciation). Neither yield nor total return should be used to predict the future performance of a fund.

                                                                              25

-------------------------------------------------------------------------------------------------------------------------
                                                                      Vanguard Short-Term Tax-Exempt Fund
                                                                                            Year Ended August 31,
                                                      Year Ended       Sep. 1 to     ------------------------------------
                                                   Oct. 31, 1998   Oct. 31, 1997       1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $15.58          $15.57     $15.54    $15.59    $15.46    $15.63
-------------------------------------------------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                                    .609            .103       .610      .609      .600      .534
   Net Realized and Unrealized Gain (Loss)
      on Investments                                        .076            .010       .034     (.050)     .131     (.150)
-------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                      .685            .113       .644      .559      .731      .384
----------------------------------------------------------------------------------------------
Distributions
   Dividends from Net Investment Income                    (.609)          (.103)     (.610)    (.609)    (.600)    (.534)
   Distributions from Realized Capital Gains               (.006)             --      (.004)       --     (.001)    (.020)
-------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                  (.615)          (.103)     (.614)    (.609)    (.601)    (.554)
=========================================================================================================================
Net Asset Value, End of Period                            $15.65          $15.58     $15.57    $15.54    $15.59    $15.46
=========================================================================================================================
Total Return                                                4.49%           0.73%      4.22%     3.64%     4.83%     2.49%
=========================================================================================================================
Ratios/Supplemental Data
   Net Assets, End of Period (Millions)                   $1,654          $1,485     $1,464    $1,457    $1,442    $1,561
   Ratio of Total Expenses to Average Net Assets            0.20%           0.18%*     0.19%     0.20%     0.22%     0.20%
   Ratio of Net Investment Income to Average Net Assets     3.90%           3.96%*     3.91%     3.90%     3.88%     3.42%
   Turnover Rate                                              36%              4%        34%       33%      32%        27%
=========================================================================================================================

*Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                               Vanguard Limited-Term Tax-Exempt Fund
                                                                                            Year Ended August 31,
                                                      Year Ended       Sep. 1 to     ------------------------------------
                                                   Oct. 31, 1998   Oct. 31, 1997       1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.74          $10.71     $10.62    $10.71    $10.57    $10.80
-------------------------------------------------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                                    .460            .078       .476      .483      .476      .454
   Net Realized and Unrealized Gain (Loss)
      on Investments                                        .110            .030       .090     (.090)     .140     (.208)
-------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                      .570            .108       .566      .393      .616      .246
----------------------------------------------------------------------------------------------
Distributions
   Dividends from Net Investment Income                    (.460)          (.078)     (.476)    (.483)    (.476)    (.454)
   Distributions from Realized Capital Gains                  --              --         --        --        --     (.022)
-------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                  (.460)          (.078)     (.476)    (.483)    (.476)    (.476)
=========================================================================================================================
Net Asset Value, End of Period                            $10.85          $10.74     $10.71    $10.62    $10.71    $10.57
=========================================================================================================================
Total Return                                                5.42%           1.01%      5.44%     3.73%     5.99%     2.31%
=========================================================================================================================
Ratios/Supplemental Data
   Net Assets, End of Period (Millions)                   $2,340          $1,962     $1,929    $1,761    $1,669    $1,814
   Ratio of Total Expenses to Average Net Assets            0.21%           0.18%*     0.19%     0.21%     0.22%     0.20%
   Ratio of Net Investment Income to Average Net Assets     4.27%           4.34%*     4.46%     4.51%     4.51%     4.24%
   Turnover Rate                                              35%              2%        28%       27%       35%       21%
=========================================================================================================================

*Annualized.

26


--------------------------------------------------------------------------------------------------------------------------------
                                                                    Vanguard Intermediate-Term Tax-Exempt Fund
                                                     Year Ended      Sep. 1 to                 Year Ended August 31,
                                                  Oct. 31, 1998  Oct. 31, 1997       1997        1996         1995         1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $13.35         $13.30     $13.04      $13.14      $ 13.02      $ 13.45
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                                   .661           .111       .669        .671         .686         .683
   Net Realized and Unrealized Gain (Loss)
      on Investments                                       .222           .050       .263       (.091)        .278        (.354)
                                                       -------------------------------------------------------------------------
      Total from Investment Operations                     .883           .161       .932        .580         .964         .329
                                                       -------------------------------------------------------------------------
Distributions
   Dividends from Net Investment Income                   (.661)         (.111)     (.669)      (.671)       (.686)       (.683)
    Distributions from Realized Capital Gains             (.052)            --      (.003)      (.009)       (.158)       (.076)
                                                       -------------------------------------------------------------------------
      Total Distributions                                 (.713)         (.111)     (.672)      (.680)       (.844)       (.759)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $13.52         $13.35     $13.30      $13.04      $ 13.14      $ 13.02
================================================================================================================================
Total Return                                               6.78%          1.21%      7.31%       4.47%        7.82%        2.49%
================================================================================================================================

Ratios/Supplemental Data
   Net Assets, End of Period (Millions)                  $7,773         $6,770     $6,658      $5,927      $ 5,448      $ 5,068
   Ratio of Total Expenses to Average Net Assets           0.21%          0.18%*     0.19%       0.20%        0.22%        0.20%
   Ratio of Net Investment Income to Average Net Assets    4.93%          4.99%*     5.07%       5.09%        5.35%        5.15%
   Turnover Rate                                             14%             1%        15%         14%          12%          18%
================================================================================================================================

*Annualized


--------------------------------------------------------------------------------------------------------------------------------
                                                                          Vanguard Long-Term Tax-Exempt Fund
                                                     Year Ended      Sep. 1 to                 Year Ended August 31,
                                                  Oct. 31, 1998  Oct. 31, 1997       1997        1996         1995         1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $11.18         $11.11     $10.73      $10.68       $10.58       $11.38
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                                   .580           .098       .588        .591         .608         .609
   Net Realized and Unrealized Gain (Loss)
      on Investments                                       .268           .070       .403        .050         .256        (.595)
                                                       -------------------------------------------------------------------------
      Total from Investment Operations                     .848           .168       .991        .641         .864         .014
                                                       -------------------------------------------------------------------------
Distributions
   Dividends from Net Investment Income                   (.580)         (.098)     (.588)      (.591)       (.608)       (.609)
   Distributions from Realized Capital Gains              (.058)            --      (.023)         --        (.156)       (.205)
                                                       -------------------------------------------------------------------------
      Total Distributions                                 (.638)         (.098)     (.611)      (.591)       (.764)       (.814)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.39         $11.18     $11.11      $10.73       $10.68       $10.58
================================================================================================================================
Total Return                                               7.78%          1.52%      9.46%       6.08%        8.74%        0.08%
================================================================================================================================

Ratios/Supplemental Data
   Net Assets, End of Period (Millions)                  $1,509         $1,249     $1,222      $1,110       $1,054       $1,001
   Ratio of Total Expenses to Average Net Assets           0.21%          0.18%*     0.19%       0.20%        0.23%        0.20%
   Ratio of Net Investment Income to Average Net Assets    5.13%          5.28%*     5.37%       5.45%        5.87%        5.56%
   Turnover Rate                                             18%             1%         9%         26%          35%          45%
================================================================================================================================

*Annualized.


--------------------------------------------------------------------------------------------------------------------------------
                                                                     Vanguard Insured Long-Term Tax-Exempt Fund
                                                     Year Ended      Sep. 1 to                 Year Ended August 31,
                                                  Oct. 31, 1998  Oct. 31, 1997       1997        1996         1995         1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $12.51         $12.45     $12.14      $12.12       $11.98       $12.89
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                                   .658           .111       .674        .670         .684         .699
   Net Realized and Unrealized Gain (Loss)
      on Investments                                       .301           .060       .382        .020         .313        (.734)
                                                       -------------------------------------------------------------------------
      Total from Investment Operations                     .959           .171      1.056        .690         .997        (.035)
                                                       -------------------------------------------------------------------------
Distributions
   Dividends from Net Investment Income                   (.658)         (.111)     (.674)      (.670)       (.684)       (.699)
   Distributions from Realized Capital Gains              (.081)            --      (.072)         --        (.173)       (.176)
                                                       -------------------------------------------------------------------------
      Total Distributions                                 (.739)         (.111)     (.746)      (.670)       (.857)       (.875)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $12.73         $12.51     $12.45      $12.14       $12.12       $11.98
================================================================================================================================

Total Return                                               7.88%          1.37%      8.93%       5.77%        8.88%       -0.32%
================================================================================================================================

Ratios/Supplemental Data
   Net Assets, End of Period (Millions)                  $2,235         $2,043     $2,024      $1,936       $1,935       $1,938
   Ratio of Total Expenses to Average Net Assets           0.20%          0.18%*     0.19%       0.20%        0.22%        0.20%
   Ratio of Net Investment Income to Average Net Assets    5.22%          5.32%*     5.47%       5.46%        5.82%        5.62%
   Turnover Rate                                             16%             1%        18%         18%           7%          16%
================================================================================================================================

*Annualized.


--------------------------------------------------------------------------------------------------------------------------------
                                                                          Vanguard High-Yield Tax-Exempt Fund
                                                     Year Ended      Sep. 1 to                 Year Ended August 31,
                                                  Oct. 31, 1998  Oct. 31, 1997       1997        1996         1995         1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.83         $10.76     $10.39      $10.43       $10.39       $11.17
--------------------------------------------------------------------------------------------------------------------------------
Investment Operations
   Net Investment Income                                   .582           .106       .589        .594         .625         .626
   Net Realized and Unrealized Gain (Loss)
      on Investments                                       .282           .070       .370       (.040)        .213        (.566)
                                                       -------------------------------------------------------------------------
      Total from Investment Operations                     .864           .176       .959        .554         .838         .060
                                                       -------------------------------------------------------------------------
Distributions
   Dividends from Net Investment Income                   (.582)         (.106)     (.589)      (.594)       (.625)       (.626)
   Distributions from Realized Capital Gains              (.052)            --         --          --        (.173)       (.214)
                                                       -------------------------------------------------------------------------
      Total Distributions                                 (.634)         (.106)     (.589)      (.594)       (.798)       (.840)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.06         $10.83     $10.76      $10.39       $10.43       $10.39
================================================================================================================================

Total Return                                               8.19%          1.63%      9.45%       5.39%        8.69%        0.52%
================================================================================================================================

Ratios/Supplemental Data
   Net Assets, End of Period (Millions)                  $2,704         $2,256     $2,193      $1,985       $1,865       $1,781
   Ratio of Total Expenses to Average Net Assets           0.20%          0.19%*     0.19%       0.20%        0.22%        0.20%
   Ratio of Net Investment Income to Average Net Assets    5.28%          6.08%*     5.56%       5.66%        6.15%        5.83%
   Turnover Rate                                             24%             3%        27%         19%          33%          50%
================================================================================================================================

*Annualized.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500," are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group.

28


Investing with Vanguard

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child?

   Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

   The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a . Please call us to request copies.

Services and Account Features

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
Telephone Redemptions (Sales and Exchanges)
Automatically set up for each Fund unless you notify us otherwise.
--------------------------------------------------------------------------------

Checkwriting  [LOGO]
Method for drawing money from your account by writing a check for $250 or more.

--------------------------------------------------------------------------------
Vanguard Direct Deposit Service(TM)
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
Vanguard Automatic Exchange Service(TM)
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
Vanguard Fund Express(R)
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
Vanguard Dividend Express(TM)
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
Vanguard Tele-Account(R) 1-800-662-6273 (ON-BOARD)
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange fund shares.
--------------------------------------------------------------------------------
Access Vanguard(TM) www.vanguard.com
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send to you, by mail, an account access password that allows you to process the following financial and administrative transactions online:

o Open a new account.*
o Buy, sell, or exchange shares of most funds.
o Change your name/address.
o Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service).

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
Investor Information Department: 1-800-662-7447 (SHIP) Text Telephone:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
Client Services Department: 1-800-662-2739 (CREW) Text Telephone: 1-800-662-2738 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Services for Clients of Vanguard's Institutional Division: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

Types of Accounts

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
For One or More People
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
For Holding Personal Trust Assets
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
For an Organization
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
A Note on Investing with Vanguard Through Other Firms
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

Buying Shares

If Vanguard receives your check (or electronic transfer) before the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on a regular business day, your investment in any Vanguard Municipal Bond Fund (except the Tax-Exempt Money Market Fund) will be converted to federal funds and credited to your account at that day's closing price, the next-determined net asset value. You will begin earning dividends on your investment the following calendar day. (Federal funds are Federal Reserve deposits that banks and other financial institutions "borrow" from one another to meet short-term cash needs; fund advisers must use federal funds to pay for the securities they buy.)

  Your investment in the Tax-Exempt Money Market Fund will also be converted to federal funds and credited to your account; however, the conversion to federal funds for the Tax-Exempt Money Market Fund investments takes one business day. Because of this conversion period, your Tax-Exempt Money Market Fund account will be credited on the business day following the day we receive your check. You will begin earning dividends on your investment on the following calendar day. For example, if we receive your check before the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on a Thursday, your account will be credited the next business day (Friday) and you will begin earning dividends on Saturday.

  Each of the Funds is offered on a no-load basis, meaning that you do not pay sales commissions or 12b-1 distribution fees.
--------------------------------------------------------------------------------
Minimum Investment to . . .
open a new account
$3,000

add to an existing account
$100 by mail or exchange; $1,000 by wire.

30


--------------------------------------------------------------------------------
A Note on Low Balances
Each Fund reserves the right to close any account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your account balance falls below $2,500. The fee is waived if your total Vanguard account assets are $50,000 or more.
--------------------------------------------------------------------------------
By Mail to . . .
open a new account
Complete and sign the application form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Tax-Exempt Money Market Fund-45
Vanguard Short-Term Tax-Exempt Fund-41
Vanguard Limited-Term Tax-Exempt Fund-31
Vanguard Intermediate-Term Tax-Exempt Fund-42
Vanguard Long-Term Tax-Exempt Fund-43
Vanguard Insured Long-Term Tax-Exempt Fund-58
Vanguard High-Yield Tax-Exempt Fund-44

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2600                       455 Devon Park Drive
Valley Forge, PA 19482-2600         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division ...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
By Telephone to . . .
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type).

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is in place.

Vanguard Tele-Account               Client Services
1-800-662-6273                      1-800-662-2739

*You must obtain a Personal Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you've requested a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By Wire to Open a New Account or Add to an Existing Account
Call Client Services to arrange your wire transaction.

Wire to:
FRB ABA 021001088
Marine Midland Bank, New York

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Tax-Exempt Money Market Fund-45
Vanguard Short-Term Tax-Exempt Fund-41
Vanguard Limited-Term Tax-Exempt Fund-31
Vanguard Intermediate-Term Tax-Exempt Fund-42
Vanguard Long-Term Tax-Exempt Fund-43
Vanguard Insured Long-Term Tax-Exempt Fund-58
Vanguard High-Yield Tax-Exempt Fund-44
[Account number, or temporary number for a new account]
[Registered account owner/s]

[Registered address]

For the Tax-Exempt Money Market Fund only: If you buy Fund shares through a federal funds wire, your investment begins earning dividends the next calendar day. You can begin earning dividends immediately if you notify Vanguard by 10:45 a.m. Eastern time that you intend to make a wire purchase that day.
--------------------------------------------------------------------------------
  You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

  Keep in mind that if you buy or sell Fund shares through a registered broker/dealer or investment adviser, the broker/dealer or adviser may charge you a service fee.
--------------------------------------------------------------------------------
A Note on Large Purchases
It is important that you call Vanguard before you invest a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to refuse any purchase that will disrupt a Fund's operation or performance.
--------------------------------------------------------------------------------

Redeeming Shares

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:

o Vanguard sends the redemption proceeds to you or a designated third party.*
o You can sell all or part of your Fund shares at any time.

*Proceeds sent to third parties require a signature guarantee; see footnote on page 34.

When Exchanging Shares:
o The redemption proceeds are used to purchase shares of a different Vanguard fund.
o You must meet the receiving fund's minimum investment requirements.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

32

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus. For exchanges, the purchase side of the transaction will be based on the receiving fund's next-determined share price, again subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
Note: Once a redemption is processed and a confirmation number given, the transaction cannot be canceled.
--------------------------------------------------------------------------------

How to Request a Redemption
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.

--------------------------------------------------------------------------------
Online Requests

Access Vanguard at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through the website. We will then send you, by mail, an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

  Note: The Vanguard funds whose shares you cannot exchange online or by telephone are Vanguard U.S. Stock Index Funds, Vanguard Balanced Index Fund, Vanguard International Stock Index Funds, Vanguard REIT Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Growth and Income Fund. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.
--------------------------------------------------------------------------------
Telephone Requests
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from these Funds to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:

You can exchange--but not sell--shares by calling Tele-Account or Client
Services.

Vanguard Tele-Account               Client Services

1-800-662-6273                      1-800-662-2739
--------------------------------------------------------------------------------
Special information: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:

/X/  The ten-digit account number.
/X/  The name and address exactly as registered on the account.
/X/ The primary Social Security or employer identification number as registered on the account.
/X/  The Personal Identification Number, if applicable.

  Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.

--------------------------------------------------------------------------------

A Note on Unusual Circumstances
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

--------------------------------------------------------------------------------
Mail Requests
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Depending on your account registration type, additional documentation may be required.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1120                       455 Devon Park Drive
Valley Forge, PA 19482-1120         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division ...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------

Check Requests  [LOGO]
You can sell shares by writing a check for $250 or more.


--------------------------------------------------------------------------------
A Note on Large Redemptions
It is important that you call Vanguard before you redeem a large dollar amount. We must consider the interests of all fund shareholders and so reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.

  If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind, i.e., in securities, rather than in cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

Options for Redemption Proceeds
You may receive your redemption proceeds in one of three ways: check, wire (money market funds and other daily dividend funds only), or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
Check Redemptions
Normally, Vanguard will mail your check within two business days of a redemption.
--------------------------------------------------------------------------------
Wire Redemptions
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.

34

For Money Market Funds:
For telephone requests made by 10:30 a.m. EST, the wire will arrive at your bank by the close of business that same day. Requests made by 4 p.m. EST will arrive at your bank by the close of business on the following business day.

For Other Daily Dividend Funds:
For telephone requests made by 4 p.m. EST, the wire will arrive at your bank by the close of business on the following business day.
--------------------------------------------------------------------------------
Exchange Redemptions
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
For Our Mutual Protection
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

Request in "Good Order"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:

/X/   The Fund name and account number.
/X/   The amount of the transaction (in dollars or shares).
/X/ Signatures of all owners exactly as registered on the account (for mail requests).
/X/   Signature guarantees (if required).*
/X/   Any supporting legal documentation that may be required.
/X/   Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most banks, credit unions, and licensed brokers.

Transactions are processed at the next-determined share price after Vanguard has received all required information.
--------------------------------------------------------------------------------
Limits on Account Activity
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than two substantive "round trips" through the Fund during any 12-month period.
o Your round trips through the Fund must be at least 30 days apart.
o The Fund may refuse a share purchase at any time, for any reason.
o Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.


A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
Return Your Share Certificates
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------
All Trades Final
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been received and a confirmation number assigned.
--------------------------------------------------------------------------------

Transferring Registration

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 1110                       455 Devon Park Drive
Valley Forge, PA 19482-1110         Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division ...

First-class mail to:                Express or Registered mail to:
The Vanguard Group                  The Vanguard Group
P.O. Box 2900                       455 Devon Park Drive
Valley Forge, PA 19482-2900         Wayne, PA 19087-1815
--------------------------------------------------------------------------------

Fund and Account Updates

Statements and Reports


We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.


  In addition, you will receive financial reports about your Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.

  To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Investor Information Department at 1-800-662-7447.
--------------------------------------------------------------------------------
Confirmation Statement
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
Portfolio Summary
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------

Fund Financial Reports
Mailed in December and June for all seven Funds.

--------------------------------------------------------------------------------
Tax Statements
Generally mailed in January; report previous year's taxable dividend distributions, capital gains distributions, and proceeds from the sale of shares.
--------------------------------------------------------------------------------
Average Cost Review Statement
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using the average cost single category method.
--------------------------------------------------------------------------------

Checkwriting Statement
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.

--------------------------------------------------------------------------------

                      (This page intentionally left blank.)

Glossary of Investment Terms

Alternative Minimum Tax (AMT)
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

Bond
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Cash Reserves
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Dividend Income
Payment to shareholders of income from interest or dividends generated by a fund's investments.

Duration
A measure of the sensitivity of bond--and bond fund--prices to interest rate movements. For example, if a bond has a duration of two years, its price would fall by about 2% when interest rates rose one percentage point. On the other hand, the bond's price would rise by about 2% when interest rates fell by one percentage point.

Expense Ratio
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

Face Value
The amount to be paid at maturity of a bond; also known as the par value or principal.

Fixed-Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund's investments.

Investment Grade
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

Maturity
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

Municipal Bond
A bond issued by a state or local government. Interest income from municipal bonds, and therefore dividend income from municipal bond funds, is generally free from federal income taxes.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Principal
The amount of your own money you put into an investment.

Total Return
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

Post Office Box 2600
Valley Forge, PA 19482-2600

For More Information
If you'd like more information about Vanguard Municipal Bond Funds, the following documents are available free upon request:

Annual/Semiannual Report to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

The Vanguard Group
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600

Telephone:
1-800-662-7447 (SHIP)

Text Telephone:
1-800-952-3335

World Wide Web:
www.vanguard.com



If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department Telephone:
1-800-662-2739 (CREW)

Text Telephone:
1-800-662-2738

Information provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-800-SEC-0330. Reports and other information about the Funds are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-6009.

Funds' Investment Company Act
file number: 811-2687

(C) 1999 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P095N-02/26/1999

                                     PART B

                         VANGUARD MUNICIPAL BOND FUNDS
                                 (THE "TRUST")

                      STATEMENT OF ADDITIONAL INFORMATION
                               FEBRUARY 26, 1999


     This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectus relating to all of the Trust's Funds (dated February 26, 1999). To obtain the Trust's Prospectus or an additional Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:


                        INVESTOR INFORMATION DEPARTMENT
                                 1-800-662-7447

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Description of the Trust....................................   B-1
Investment Policies.........................................   B-3
Fundamental Investment Limitations..........................   B-8
Calculation of Yield........................................   B-9
Yield and Total Return......................................  B-11
Investment Management.......................................  B-12
Portfolio Transactions......................................  B-13
Purchase of Shares..........................................  B-13
Redemption of Shares........................................  B-13
Valuation of Shares.........................................  B-14
Management of the Trust.....................................  B-16
Financial Statements........................................  B-19
Description of Municipal Bonds and Their Ratings ...........  B-20


                            DESCRIPTION OF THE TRUST

ORGANIZATION


     The Trust was organized as Warwick Tax-Exempt Bond Fund, a Maryland corporation, in 1976. In 1984, the Trust was reorganized into a Pennsylvania business trust. The Trust was reorganized as a Maryland corporation again in 1985, and was then reorganized as a Delaware business trust in July, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Municipal Bond Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. It currently offers the following funds (all Investor Share Class):


  Vanguard Tax-Exempt Money Market Fund
  Vanguard Short-Term Tax-Exempt Fund
  Vanguard Limited-Term Tax-Exempt Fund
  Vanguard Intermediate-Term Tax-Exempt Fund
  Vanguard Long-Term Tax-Exempt Fund
  Vanguard Insured Long-Term Tax-Exempt Fund
  Vanguard High-Yield Tax-Exempt Fund

  (individually, the "Fund"; collectively, the "Funds")

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the Trust's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records.


     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent accountants. The accountants audit financial statements for the Trust and provide other related services.

     TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.


CHARACTERISTICS OF THE TRUST'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, other than the possible future termination of the Trust or any of its funds. The Trust or any of its funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected fund. Unless terminated by reorganization or liquidation, the Trust and its funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Trust will not be personally liable for payment of the Trust's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Trust obligation only if the Trust itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.


     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Trust's net assets, and to change any fundamental policy of the Trust. Shareholders of the Trust receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.


     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable fund of the Trust.


     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Trust.



     CONVERSION RIGHTS. There are no conversion rights associated with shares of the Trust.


     REDEMPTION PROVISIONS. The Trust's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS.  The Trust has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Trust's shares, when issued, are fully paid and non-assessable.


TAX STATUS OF THE TRUST

     Each Fund of the Trust qualifies as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund of the Trust must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES


     The following policies supplement the Funds' investment objectives and policies set forth in the Prospectus.



GENERAL



     As a matter of fundamental policy, each Fund will invest at least 80% of its net assets in tax-exempt securities under normal market conditions.



REPURCHASE AGREEMENTS



     Each Fund along with other members of The Vanguard Group may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Trust's Board of Trustees monitors repurchase agreement transactions generally and has established guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement.




VANGUARD INTERFUND LENDING PROGRAM



     The SEC has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the SEC's exemptive order.

FUTURES CONTRACTS AND OPTIONS


     Each Fund of the Trust (except the Tax-Exempt Money Market Fund) may enter into futures contracts, options, and options on futures contracts for several reasons: to simulate full investment in the underlying securities while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns from intermarket arbitrage opportunities when a futures contract is mispriced relative to the underlying security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government Agency. Assets committed to Futures contracts will be segregated to the extent required by law.


     Most futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its initial margin deposit.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. Under CFTC regulations, the Funds may use futures transactions for bona fide hedging purposes only, except that a Fund may establish non-hedging futures positions if the aggregate initial margin and premiums for such positions do not exceed five percent of the value of the Fund's assets.


     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of portfolio securities.


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

     A Fund of the Trust will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS


     Positions in futures contracts may be closed out only on an Exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.


     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading resulting from futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the initial margin requirement for the contract. However, because the futures strategies of a Fund are engaged in only for hedging purposes and will not be leveraged, the Adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OTHER TYPES OF DERIVATIVES

     In addition to futures and options, each Fund may invest in other types of derivatives, including warrants, swap agreements and partnerships or grantor trust derivative products. Derivatives are instruments whose value is linked to or derived from an underlying security. Derivatives may be traded separately on exchanges or in the over-the-counter market, or they may be imbedded in securities. The most common imbedded derivative is the call option attached to, or imbedded in, a callable bond. The owner of a traditional callable bond holds a combination of a long position in a non-callable bond and a short position in a call option on that bond.

     Derivative instruments may be used individually or in combination to hedge against unfavorable changes in interest rates, or to take advantage of anticipated changes in interest rates. Derivatives may be structured with no or a high degree of leverage. When derivatives are used as hedges, the risk incurred is that the derivative instrument's value may change differently than the value of the security being hedged. This "basis risk" is generally lower than the risk associated with an unhedged position in the security being hedged. Some derivatives may entail liquidity risk, i.e., the risk that the instrument cannot be sold at a reasonable price in highly volatile markets. Leveraged derivatives used for speculation are very volatile, and therefore, very risky. However, the Funds will only utilize derivatives for hedging or arbitrage purposes, and not for speculative purposes. Over-the-counter derivatives involve a counterparty risk, i.e., the risk that the individual or institution on the other side of the agreement will not or cannot meet their obligations under the derivative agreement.

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS AND OTHER FEDERAL TAX MATTERS

     Except for transactions a Fund has identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts will be considered qualifying income for purposes of the 90% requirement.


     Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Fund's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments, and shareholders will be advised on the nature of the transactions.

TEMPORARY INVESTMENTS

     The Funds may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objectives.

ILLIQUID SECURITIES


     Each Fund may invest up to 15% of its net assets, except that the Tax-Exempt Money Market Fund may invest up to 10% of its net assets, in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a Fund's books.


     Each Fund may invest in restricted, privately placed securities that, under SEC rules, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities -- meaning that they could be difficult for the Fund to convert to cash if needed.


     If a substantial market develops for a restricted security held by any of the Funds, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Funds' Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. While the Funds' investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.


MUNICIPAL LEASE OBLIGATIONS


     Each Fund of the Trust may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the inefficiency and thinness of the market in which they are traded. Under the supervision of the Trust's Board of Trustees, the Fixed Income Group may determine to treat certain municipal lease obligations as liquid, and therefore not subject to each Fund's 15% limit on illiquid securities (10% for the Tax-Exempt Money Market Fund). The factors that the Fixed Income Group may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by a Fund.


     In the case of any unrated municipal lease obligations, a Fixed Income Group analyst will assign a credit rating based upon criteria that include an analysis of factors similar to those considered by nationally recognized statistical rating organizations. In addition, the Fixed Income Group's liquidity determinations will incorporate those factors mentioned in (5) in the previous paragraph.

WHEN-ISSUED SECURITIES

     Each Fund of the Trust may purchase tax-exempt securities on a "when-issued" basis. In buying "when-issued" securities, a Fund commits to buy securities at a certain price even though the securities may not normally be delivered for up to 45 days. The Fund pays for the securities and begins earning interest when the securities are actually delivered. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. It is also possible that the securities will never be issued and the commitment canceled.

                       FUNDAMENTAL INVESTMENT LIMITATIONS


     Each Fund of the Trust is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means shares reprenting the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.


     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets, and interest paid on such borrowings will reduce income.


     COMMODITIES. The Fund may not invest in commodities, except that it may invest in fixed-income futures contracts and options on fixed-income futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.



     DIVERSIFICATION. The Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies or instrumentalities, or any Municipal Bond guaranteed by the U.S. Government. The Tax-Exempt Money Market Fund may, however, invest in a single issuer as permitted by the Securities and Exchange Commission (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days).



     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% (10% with respect to the Tax-Exempt Money Market Fund) of its net assets would be invested in securities that are illiquid.



     INDUSTRY CONCENTRATION. The Fund may not invest in securities other than Municipal Securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.



     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.



     LOANS. The Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, or through Vanguard's interfund lending program.


     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs (although the Fund may invest in bonds and money market instruments secured by interests in these programs), except as permitted by the Fund's investment policies relating to commodities.

     PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     PUT OPTIONS, CALL OPTIONS, STRADDLES, AND SPREADS. The Fund may not invest in put or call options, or employ straddles or spread strategies, except as permitted by the Fund's investment policies relating to commodities.


     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in municipal bonds secured by real estate and interests therein.


     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The investment limitations set forth above are considered at the time that investment securities are purchased. If a percentage restriction is adhered to at the time of purchase, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

     None of these limitations prevents the Trust from participating in The Vanguard Group ("Vanguard"). Because the Trust is a member of the Group, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Trust" for more information.


               CALCULATION OF YIELD (TAX-EXEMPT MONEY MARKET FUND)

     The current yield of the Tax-Exempt Money Market Fund is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by its average net asset value for the period, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Fund by adding 1 to the net change, raising the sum to the 365/7 power, and subtracting 1 from the result.

     Set forth below is an example, for purposes of illustration only, of the current and effective yield calculations for the Tax-Exempt Money Market Fund for the 7 day base period ending October 31, 1998.

                                                               TAX-EXEMPT
                                                              MONEY MARKET
                                                                  FUND
                                                               10/31/1998
                                                              ------------
Value of account at beginning of period.....................    $1.00000
Value of same account at end of period*.....................     1.00059
                                                                --------
Net Change in account value.................................    $ .00059
Annualized Current Net Yield (Net Change X 365/7)/average
  net asset value...........................................        3.06%
Effective Yield [(Net Change) + 1](365/7) -1................        3.12%
Average Weighted Maturity of investments....................   54 days


------------
*Exclusive of any capital changes.


     The net asset value of a share of the Tax-Exempt Money Market Fund is $1.00 and it is not expected to fluctuate. However, the yield of the Fund will fluctuate. The Trust has obtained private insurance that partially protects the Tax-Exempt Money Market Fund against default of principal or interest payments on some of the instruments it holds, and against bankruptcy by issuers and credit enhancers of these instruments. Treasury and other U.S. Government securities held by the Fund are excluded from this coverage. The annualization of a week's dividend is not a representation by the Fund as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Trust and other factors. Yields are one basis investors may use to analyze the Fund, and other investment vehicles; however yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments computing net asset value and calculating yield.



                CALCULATION OF YIELD (OTHER FUNDS OF THE TRUST)



     Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:



                           YIELD = 2[((a-b)/cd+1)6-1]




Where:

     a    =    dividends and interest earned during the period.

     b    =    expenses accrued for the period (net of reimbursements).

     c    =    the average daily number of shares outstanding during the
               period that were entitled to receive dividends.

     d    =    the maximum offering price per share on the last day of the period.

                             YIELD AND TOTAL RETURN


     The yield of each Fund of the Trust for the 30-day period ended October 31, 1998 is set forth below. Yields are calculated daily for each Fund.

Tax-Exempt Money Market Fund................................  3.06%
Short-Term Tax-Exempt Fund..................................  3.21%
Limited-Term Tax-Exempt Fund................................  3.53%
Intermediate-Term Tax-Exempt Fund...........................  3.93%
Long-Term Tax-Exempt Fund...................................  4.46%
Insured Long-Term Tax-Exempt Fund...........................  4.33%
High-Yield Tax-Exempt Fund..................................  4.53%

     The average annual total return of each Fund of the Trust for the one-, five- and ten-year periods ended October 31, 1998 is set forth below:


                                                     1 YEAR      5 YEARS      10 YEARS
                                                     ENDED        ENDED        ENDED
                                                   10/31/1998   10/31/1998   10/31/1998
                                                   ----------   ----------   ----------
     Tax-Exempt Money Market Fund................     3.44%        3.33%        3.93%
     Short-Term Tax-Exempt Fund..................     4.49%        3.97%        4.89%
     Limited-Term Tax-Exempt Fund................     5.42%        4.61%        5.96%
     Intermediate-Term Tax-Exempt Fund...........     6.78%        5.68%        7.70%
     Long-Term Tax-Exempt Fund...................     7.78%        6.41%        8.51%
     Insured Long-Term Tax-Exempt Fund...........     7.88%        6.18%        8.26%
     High-Yield Tax-Exempt Fund..................     8.19%        6.46%        8.58%


     Total return is computed by finding the average compounded rates of return over the periods set forth above that would equate an initial amount invested at the beginning of the periods to the ending redeemable value of the investment.


AVERAGE ANNUAL TOTAL RETURN



     Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of each Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):



                                T = (ERV/P)1/n-1




Where:

     T    =    average annual total return

     P    =    a hypothetical initial investment of $1,000

     n    =    number of years

   ERV    =    ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

CUMULATIVE TOTAL RETURN



     Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):



                                 C = (ERV/P)-1




Where:

     C    =    cumulative total return

     P    =    a hypothetical initial investment of $1,000

   ERV    =    ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


                             INVESTMENT MANAGEMENT

     The Trust receives all investment advisory services on an "internalized," at-cost, basis from an experienced investment management staff employed directly by The Vanguard Group, Inc. ("Vanguard"), a subsidiary jointly-owned by the Trust and the other Trusts in The Vanguard Group of Investment Companies. The investment management staff is supervised by the senior officers of the Trust.


     In substance, the Trust can be viewed as a series of seven broadly diversified Funds investing in Municipal Bonds, with the investment management staff responsible for: maintaining the specified standards; making changes in specific issues in light of changes in the fundamental basis for purchasing such securities; and adjusting the seven Funds to meet cash inflow (or outflow), which reflects net purchases and exchanges of shares by investors (or net redemptions of shares) and reinvestment of a Fund's income.


     The investment policies of each of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "turnover rate" and may involve the payment by the Fund of dealer mark-ups, underwriting commissions and other transaction costs on the sales of securities as well as on the reinvestment of the proceeds in other securities. The annual turnover rate for the Funds is set forth under the heading "Financial Highlights" in the Vanguard Municipal Bond Funds Prospectus. The turnover rate is not a limiting factor when management deems it desirable to sell or purchase securities. It is impossible to predict whether or not the turnover rates in future years will vary significantly from the rates in recent years.

                             PORTFOLIO TRANSACTIONS

HOW TRANSACTIONS ARE EFFECTED


     The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices). During the fiscal years ended August 31, 1996, and 1997, the two-month fiscal period ended October 31, 1997, and the fiscal year ended October 31, 1998, the Funds did not pay any brokerage commissions.


HOW BROKERS AND DEALERS ARE SELECTED

     Vanguard's Fixed Income Group chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for getting the best available price and most favorable execution for all transactions. When the Funds purchase a newly-issued security at a fixed price, the Group may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Funds to offset their management expenses. The Group is required to seek best execution of all transactions and is not authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research or other services.

HOW THE REASONABLENESS OF BROKERAGE COMMISSIONS IS EVALUATED

     As previously explained, the types of securities that the Funds purchase do not normally involve the payment of brokerage commissions. If any brokerage commissions are paid, however, the Fixed Income Group will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

                               PURCHASE OF SHARES


     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Trust's shares.

Trading Shares through Charles Schwab

     The Funds have authorized Charles Schwab & Co., Inc. ("Schwab") to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on each Fund's behalf subject to those terms and conditions. Under this arrangement, a Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Fund's instructions. Customer orders that are properly transmitted to the Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

     Orders received by Schwab at or before 3 p.m. Eastern time on any business day, will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time, will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.


                              REDEMPTION OF SHARES


     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission, as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.


     No charge is made by the Fund for redemptions, except for wire withdrawals under $5,000 which are subject to a $5.00 charge. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by each Fund.


     SIGNATURE GUARANTEES. To protect your account, the Fund and Vanguard from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. SIGNATURE GUARANTEES ARE REQUIRED IN CONNECTION WITH: (1) ALL REDEMPTIONS, REGARDLESS OF THE AMOUNT INVOLVED, WHEN THE PROCEEDS ARE TO BE PAID TO SOMEONE OTHER THAN THE REGISTERED OWNER(S) AND/OR ARE GOING TO AN ADDRESS OTHER THAN THE ONE ON RECORD; AND (2) SHARE TRANSFER REQUESTS.


     A signature guarantee may be obtained from banks, brokers and any other guarantor institution that Vanguard deems acceptable. NOTARIES PUBLIC ARE NOT ACCEPTABLE GUARANTORS.


     The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Funds are also being redeemed, on the letter or stock power.


                              VALUATION OF SHARES

     SHORT-TERM TAX-EXEMPT, LIMITED-TERM TAX-EXEMPT, INTERMEDIATE-TERM TAX-EXEMPT, LONG-TERM TAX-EXEMPT, INSURED LONG-TERM TAX-EXEMPT AND HIGH-YIELD TAX-EXEMPT FUNDS. The net asset values per share of the Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt, Insured Long-Term Tax-Exempt and High-Yield Tax-Exempt Funds are determined on each day that the New York Stock Exchange is open. For purposes of calculating net asset values, the Board of Trustees has approved the use of pricing services to value bonds and other fixed income securities held by the Funds, so long as the prices provided are believed to reflect the fair market value of such securities. (Since the majority of municipal bond issues do not trade each day, current prices are generally not available for many securities. In estimating a security's price, a pricing service takes into account institutional-size trading in similar groups of securities and any developments related to specific securities.) The methods used by the pricing services and the valuations so established are reviewed by the officers of the Trust under policies determined by the Trustees. There are a number of pricing services available and the Trustees, as part of an on-going evaluation of these services, may authorize the use of other pricing services or discontinue the use of any service in whole or in part. Securities not priced in this manner are priced at the most recent quoted bid price provided by investment dealers. Short-term instruments maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Trustees.

     TAX-EXEMPT MONEY MARKET FUND. The net asset value per share of the Tax-Exempt Money Market Fund is determined on each day that the New York Stock Exchange is open.


     The instruments held by the Tax-Exempt Money Market Fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at-cost and thereafter assuming a continuous amortization for as long as the security is held of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

     It is a fundamental objective of management to maintain the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The Trustees have established procedures designed to achieve this objective. Such procedures will include a review of the Fund's holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.

                            MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

     The Officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Trust and choose its Officers. The following is a list of the Trustees and Officers of the Trust and a statement of their present positions and principal occupations during the past five years. As a group, the Trust's Trustees and Officers own less than 1% of the outstanding shares of each Fund of the Trust. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 36 investment companies administered by Vanguard (35 in the case of Mr. Malkiel and 28 in the case of Mr. MacLaury). The mailing address of the Trustees and Officers of the Trust is Post Office Box 876, Valley Forge, PA 19482.

JOHN C. BOGLE, (DOB: 5/8/1929) Senior Chairman and Trustee*
Senior Chairman and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group; Director of The Mead Corp. (Paper Products), General Accident Insurance, and Chris-Craft Industries, Inc. (Broadcasting & Plastics Manufacturer).

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman, Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., Women First HealthCare, Inc. (Research and Education Institution), Recording for the Blind and Dyslexic, The Medical Center at Princeton, and Women's Research and Education Institute.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances); Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals), and The Standard Products Co. (Rubber Products Company).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB 3/2/1936) Trustee
Chairman and Chief Executive Officer of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of of each of the investment companies in The Vanguard Group.
------------------
* Officers of the Trust are "interested persons" as defined in the Investment Company Act of 1940.

THE VANGUARD GROUP


     The Trust is a member of The Vanguard Group of Investment Companies, which consists of more than 35 investment companies (the "Trusts"). Through their jointly-owned subsidiary, The Vanguard Group, Inc. ("Vanguard"), the Trust and the other trusts in The Vanguard Group obtain at-cost virtually all of their corporate management, administrative and distribution services. Vanguard also provides investment advisory services on an at-cost basis to certain Vanguard trusts, including Vanguard Municipal Bond Funds.


     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the trusts and also furnishes the trusts with necessary office space, furnishings and equipment. Each trust pays its share of Vanguard's total expenses which are allocated among the trusts under methods approved by the Board of Trustees of each fund. In addition, each trust bears its own direct expenses, such as legal, auditing and custodian fees.

     The Trust's officers are also Officers and employees of Vanguard. No Officer or employee owns, or is permitted to own, any securities of any external adviser for the trusts.

     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics, certain Officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.


     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the trusts. The amounts which each of the trusts have invested are adjusted from time to time in order to maintain the proportionate relationship between each trust's relative net assets and its contribution to Vanguard's capital. At October 31, 1998, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Trust was $4,739,000, which represented 6.7% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides for the following arrangement: (a) each Vanguard trust may be called upon to invest up to 0.40% of its current net assets in Vanguard and (b) there is no other limitation on the dollar amount that each Vanguard trust may contribute to Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of services provided to the Trusts by third parties.


     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the Trusts in the Group. The principal distribution expenses are for advertising, promotional materials and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each trust, and whether to organize new investment companies.

     One-half of the distribution expenses of a marketing and promotional nature is allocated among the trusts based upon their relative net assets. The remaining one-half of these expenses is allocated among the trusts based upon each trust's sales for the preceding 24 months relative to the total sales of the trusts as a Group, provided, however, that no Trust's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Trust shall incur annual distribution expenses in excess of 20/100 of 1% of its average month-end net assets.


     During the last three fiscal years, the Funds incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses.



                                   FISCAL YEAR       FISCAL YEAR     9/1/1997 TO    FISCAL YEAR ENDED
             FUND                ENDED 8/31/1996   ENDED 8/31/1997    10/31/1997       10/31/1998
             ----                ---------------   ---------------   ------------   -----------------
Tax-Exempt Money Market Fund...    $ 7,391,000       $ 8,231,000      $1,404,000       $ 9,944,000
Short-Term Tax-Exempt Fund.....      2,429,000         2,383,000         383,000         2,686,000
Limited-Term Tax-Exempt Fund...      3,072,000         3,006,000         507,000         3,887,000
Intermediate-Term Tax-Exempt
  Fund.........................     10,141,000        10,472,000       1,762,000        13,234,000
Long-Term Tax-Exempt Fund......      1,867,000         1,960,000         317,000         2,488,000
Insured Long-Term Tax-Exempt
  Fund.........................      3,355,000         3,298,000         526,000         3,761,000
High-Yield Tax-Exempt Fund.....      3,367,000         3,469,000         534,000         4,406,000



     INVESTMENT ADVISORY SERVICES. Vanguard provides investment advisory services to the Trust, and to several other Vanguard trusts. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the Trusts utilizing these services.

     During the last three fiscal years, the Funds incurred the following approximate amounts of Vanguard's expenses relating to investment advisory expenses.


                                      FISCAL YEAR   FISCAL YEAR     9/1/1997      FISCAL YEAR
                                         ENDED         ENDED           TO            ENDED
           FUND                        8/31/1996     8/31/1997     10/31/1997     10/31/1998
           ----                       -----------   -----------    -----------    -----------
Tax-Exempt Money Market Fund           $528,000      $735,000       $127,000       $735,000
Short-Term Tax-Exempt Fund              179,000       217,000         35,000        200,000
Limited-Term Tax-Exempt Fund            213,000       269,000         46,000        272,000
Intermediate-Term Tax-Exempt Fund       710,000       925,000        160,000        927,000
Long-Term Tax-Exempt Fund               136,000       171,000         30,000        175,000
Insured Long-Term Tax-Exempt Fund       246,000       293,000         49,000        275,000
High-Yield Tax-Exempt Fund              242,000       307,000         53,000        316,000


TRUSTEE COMPENSATION

     The individuals in the following table serve as Trustees of all Vanguard Trusts, and each Trust pays a proportionate share of the Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

     INDEPENDENT TRUSTEES. The Trusts compensate their independent Trustees -- that is, the ones who are not also officers of the Trust -- in three ways:

     o The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

     o The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

     o Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEES. The Trusts' interested Trustees -- Messrs. Bogle and Brennan -- receive no compensation for their service in that capacity. However, they are paid in their role as officers of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. For the Trust, we list the amounts paid as compensation and accrued as retirement benefits by the Trust for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended October 31, 1998.

                         VANGUARD MUNICIPAL BOND FUNDS
                               COMPENSATION TABLE


                                                           PENSION OR                      TOTAL
                                                           RETIREMENT     ESTIMATED     COMPENSATION
                                                            BENEFITS        ANNUAL        FROM ALL
                                            AGGREGATE      ACCRUED AS      BENEFITS       VANGUARD
                                           COMPENSATION   PART OF TRUST      UPON      TRUSTS PAID TO
NAMES OF TRUSTEES                           FROM TRUST      EXPENSES      RETIREMENT    TRUSTEES(1)
-----------------                          ------------   -------------   ----------   --------------
John C. Bogle............................    $     --        $   --             --             --
John J. Brennan..........................    $     --        $   --             --             --
Barbara Barnes Hauptfuhrer(2)............    $  4,988        $  674        $15,000        $75,000
JoAnn Heffernan Heisen...................    $  1,663        $  293        $15,000        $25,000
Robert E. Cawthorn(2)....................    $  2,910        $  450        $ 6,000        $43,750
Burton G. Malkiel........................    $  5,021        $  484        $15,000        $75,000
Alfred M. Rankin, Jr.....................    $  4,988        $  355        $15,000        $75,000
John C. Sawhill..........................    $  4,988        $  450        $15,000        $75,000
James O. Welch, Jr.......................    $  4,988        $  519        $15,000        $75,000
J. Lawrence Wilson.......................    $  4,988        $  375        $15,000        $75,000


------------------
(1) The amounts reported in this column reflect the total compensation paid to each Trustee for their service as Trustee of 36 Vanguard Trusts (35 in the case of Mr. Malkiel).
(2) Mr. Cawthorn and Mrs. Hauptfuher have retired from the Trust's Board, effective May 31, 1998 and December 31, 1998, respectively.

                              FINANCIAL STATEMENTS

     The Trust's Financial Statements for the fiscal year ended October 31, 1998, including the financial highlights for the four fiscal years in the period ended August 31, 1997, and the two-month period ended October 31, 1997, appearing in the Vanguard Municipal Bond Funds' Annual Report to Shareholders and insert thereto, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Trust's Annual Report to Shareholders, which may be obtained without charge.

                DESCRIPTION OF MUNICIPAL BONDS AND THEIR RATINGS

     Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member trusts of The Vanguard Group of Investment Companies.

     MUNICIPAL BONDS--GENERAL. Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Trust may also invest in tax-exempt industrial development bonds, short-term municipal obligations, demand notes and tax-exempt commercial paper.

     Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

     Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Trust will invest are payable on not more than 397 days' notice. Each note purchased by the Trust will meet the quality criteria set out above for the Trust.

     The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions of the quality of the Municipal Bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Trust.

     The Funds may purchase municipal bonds subject to so-called "demand features." In such cases the Funds may purchase a security that is nominally long-term, but has many of the features of shorter-term securities. By virtue of this demand feature, the security will be deemed to have a maturity date that is earlier than its stated maturity rate.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Trust to achieve its investment objective. In that event, the Trust's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of each Fund to achieve its respective investment objective. In that event, the Trust's Trustees and Officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     RATINGS. Excerpts from Moody's Investors Service, Inc.'s Municipal Bond ratings: AAA--judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; AA--judged to be of "high quality by all standards" but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally known as "high grade bonds"; A--possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA-- considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA--protection of principal and interest payments may be very moderate; judged to have speculative elements; their future cannot be considered as well-assured; B--lack characteristics of a desirable investment; assurance of interest and principal payments over any long period of time may be small; CAA--poor standing; may be in default or there may be present elements of danger with respect to principal and interest; CA--speculative in a high degree; often in default; C--lowest rated class of bonds; issues so rated can be regarded as having extremely poor prospects for ever attaining any real investment standing.

     Description of Moody's ratings of state and municipal notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used will be as follows:
MIG-1--Best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both: MIG-2--High quality with margins of protection ample although not so large as in the preceding group.

     Description of Moody's highest commercial paper rating;
PRIME-1("P-1")--judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     Excerpts from Standard & Poor's Corporation's Municipal Bond ratings:
AAA--has the highest rating assigned by S&P; extremely strong capacity to pay principal and interest; AA--has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A--has a strong capacity to pay principal and interest, although somewhat more susceptible to the adverse changes in circumstances and economic conditions; BBB--regarded as having an adequate capacity to pay principal and interest; normally exhibit adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in A category; BB--B--CCC--CC-- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of obligations; BB is being paid; D--in default, and payment of principal and/or interest is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Excerpt from Standard & Poor's Corporation's rating of municipal note issues: SP-1+--very strong capacity to pay principal and interest; SP-1--strong capacity to pay principal and interest.

     Description of S&P's highest commercial papers ratings: A-1+--This designation indicates the degree of safety regarding timely payment is overwhelming. A-1--This designation indicates the degree of safety regarding timely payment is very strong.


     At least 95% of the municipal securities held by each of the Trust's Funds, with the exception of the Tax-Exempt Money Market and Insured Long-Term Tax-Exempt Funds, must be rated a minimum of Baa (or BBB) by Moody's or Standard & Poor's. The Tax-Exempt Money Market Fund cannot hold bonds rated BBB or below investment grade. The Insured Long-Term Tax-Exempt Fund will be at least 80% insured with the remaining 20% having a minimum rating of A. Of the remaining Funds, no more than 20% of the Fund will be held in the lowest investment grade rating. Not more than 5% of the municipal securities of each Fund may be lower-rated or unrated.

     In the event that a particular obligation held by a Fund of the Trust is downgraded below the minimum investment level permitted by the investment policies of such Fund, the Trustees and Officers of the Trust will carefully assess the creditworthiness of the obligation to determine whether it continues to meet the policies and objectives of the Fund.